Concession Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Concession Financial Assets and Liabilities
15.	CONCESSION FINANCIAL ASSETS AND LIABILITIES

	2017	2016
Financial assets (1)
Distribution concessions	371	215
Transmission concessions (1.2)	547	482
Receivable for residual value – Transmission (1.1)	1,928	1,805
Receivable for residual value – Generation (1.3)	1,901	547
Concession grant fee – Generation concessions (1.4)	2,337	2,254

	7,084	5,303
CVA (Portion A Compensation) Account and Other Financial Components in tariff adjustments (2)	369	398

Total	7,453	5,701

Current assets	848	730
Non-current assets	6,605	4,971

	2017	2016
CVA (Portion A Compensation) Account and Other Financial Components in tariff adjustments (2)	415	805
Current liabilities	415	482
Non-current liabilities	—	323

The changes in concession financial assets are as follows:

	Transmission	Generation	Distribution	Total
Balances at December 31. 2014	1,272	—	5,944	7,216
Additions	146	—	—	146
Disposals	(6)	—	(31)	(37)
Transfer from Financial assets to Intangible assets on renewal of concessions	—	—	(7,162)	(7,162)
Transfers	(2)	—	808	806
Generation residual value receivable	—	546	—	546
Amounts received	(10)	—	—	(10)
Adjustment to expectation of cash flow from the residual value of infrastructure assets of the distribution concession	—	—	578	578
Updating of residual value of assets	101	—	—	101
Balances at December 31, 2015	1,501	546	137	2,184

Additions	54	1	—	55
Addition – Grant Fee – Plants	—	2,216	—	2,216
Disposals	(3)	—	—	(3)
Amounts received	(16)	(315)	—	(331)
Transfers between PP&E, Financial assets and Intangible Assets	—	—	71	71
Updating of the Concession Grant Fee	—	352	—	352
Adjustment of expectation of cash flow from the Concession financial assets	—	—	8	8
Monetary updating	751	—	—	751

Balances at December 31, 2016	2,287	2,800	216	5,303

Additions	25	—	—	25
Transfers of indemnity – plants not renewed		1,082	—	1,082
Amounts received	(264)	(232)	—	(496)
Transfers between PP&E, Financial assets and Intangible assets	2	—	146	148
Monetary updating	224	317	—	541
Adjustment of expectation of cash flow from the Concession financial assets	54	—	9	63
Disposals	(2)	—	—	(2)
Adjustment of BRR of Transmission Assets (Note 26)	149	—	—	149
Adjustment on indemnities of plants not renewed (Ministerial Order 291) – including financial updating	—	271	—	271

Balances at December 31, 2017	2,475	4,238	371	7,084

1)	Financial assets related to infrastructure

The energy distribution and transmission concession contracts and the gas distribution contracts are within the scope of IFRIC 12. The financial assets under these contracts refer to the investment made in infrastructure that will be returned to the grantor at the end of the concession contract and for which the Company has a contractual right to receive cash form the grantor during the concession contract as well as at the end of the concession contract for an amount corresponding to the residual value of the infrastructure assets.

1.1)	Transmission – Residual value receivable

Cemig’s transmission concession contracts are within the scope of IFRIC 12. The financial assets under these contracts refer to the investment made in infrastructure that will be returned to the grantor at the end of the concession contract and for which the Company is entitled to receive an amount corresponding to the residual value of the infrastructure assets at the end of the concession contract.

Aneel Normative Resolution 589, of December 10, 2013, set the criteria for calculation of the New Replacement Value (Valor Novo de Reposição, or VNR) of the transmission facilities, to be paid to the Company at the end of the concession contract.

On April 22, 2016 the Mining and Energy Ministry (Ministério de Minas e Energia, or MME) published its Ministerial Order 120, setting the deadline and method of payment for the remaining amount corresponding to the residual value of the assets. The Ministerial Order determined that the amounts homologated by the regulator should become part of the Regulatory Remuneration Asset Base (Base de Remuneração Regulatória, or BRR) and that the cost of capital should be added to the related Permitted Annual Revenues (‘RAP’).

On August 16, 2016, the regulator, through its Dispatch 2,181, homologated the amount of R$ 892, in Reais as of November 2012, for the portion of the residual value of assets to be paid to the Company. Such amount was recorded as a financial asset, with specific maturity and interest rate, which as of December 31, 2017, amounted to R$ 1,928, corresponding to the following:

•	Portions of remuneration and depreciation not paid since the extensions of concessions

An amount of R$ 993, corresponding to the portions of remuneration and depreciation not paid since the extensions of the concessions, through the tariff adjustment in 2017, which will be inflation adjusted using the IPCA (Expanded National Customer Price) index, and remunerated at the weighted average cost of capital of the transmission industry as defined by the regulator for the periodic tariff review, to be paid over a period of eight years, in the form of reimbursement through the RAP (for more details see Note 26(g)).

•	Residual Value of transmission assets – injunction awarded to industrial customers

On April 10, 2017, an preliminary injunction was granted to the Brazilian Large Free Customers’ Association (Associação Brasileira de Grandes Consumidores Livres), the Brazilian Auto Glass Industry Technical Association (Associação Técnica Brasileira das Indústrias Automáticas de Vidro) and the Brazilian Ferro-alloys and Silicon Metal Producers’ Association (Associação Brasileira dos Produtores de Ferroligas e de Silicio Metálico) in their legal action against the regulator and the federal government requesting suspension of the effects on their tariffs of payment of the residual value of transmission assets payable to agents of the electricity sector who accepted the terms of Law 12,783/2013.

The preliminary injunction was partial, with effects related to suspension of the inclusion in the customer tariffs paid by these associations of the portion of the indemnity corresponding to the remuneration at cost of capital included since the date of extension of the concessions – amounting to R$ 316 at December 31, 2017.

In compliance with the court decision, the regulator, in its Technical Note 183/201-SGT of June 22, 2017, presented a new calculation, excluding the amounts that refer to the cost of own capital. Cemig believes that this is a provisional decision, and that its right to receive the amount referring to the assets of the basic national grid system (Rede Básica Sistema Elétrico, or RBSE) is guaranteed by law, so that no adjustment to the amount recorded at December 31, 2017 is necessary.

•	Adjustment of the BRR of Transmission Assets – Aneel Technical Note 183/2017

In the tariff review processes of Cemig GT, ratified on June 23, 2009 (with effects since July 1, 2005) and on June 8, 2010 (with effects since July 1, 2009), the addition of certain conducting cables was not included in the tariff calculation. Therefore, Cemig GT requested the inclusion of these assets in the Remuneration Assets Base calculation and, consequently, the retroactive calculation of the amounts not included in prior tariff reviews.

The regulator ruled in favor of the Cemig GT’s request, and calculated the differences between the amounts of revenue ratified in the above-mentioned tariff reviews and the new values calculated with the inclusion of the said conducting cables in the Remuneration Assets Base for the period from July 2005 to December 2012. Such calculation resulted in the amount of R$ 149 as of June 2017, to be received by Cemig GT in 12 months, via RAP. At December 31, 2017, the outstanding amount receivable was R$ 75.

•	Remaining balance to be received through RAP

The remaining balance, of R$ 544, was incorporated into the regulatory remuneration base of assets, and is being recovered via RAP.

Cemig GT expects to receive in full the receivables in relation to the residual value of the transmission assets, whose changes are as follows:

Regulatory Remuneration Base (BRR) – Dispatch 2,181 2016	1,177
Amounts received	(285)

Net residual value of the assets to be received	892
Updating per MME Order 120/16 – IPCA index / Cost of own capital – Jan. 2013 to Dec. 2016	913

Balance at December 31, 2016	1,805
Adjustment of the BRR of Transmission Assets – Aneel Technical Note 183/2017	149
Updating per MME Order 120/16 – IPCA index / Cost of own capital – Jan. 2017 to June 2017	121
Monetary adjustment	103
Amounts received	(250)

Total at December 31, 2017	1,928

1.2)	Transmission – Assets remunerated by tariff

For new assets related to improvements and upgrades of facilities constructed by transmission concession holders, the regulator calculates an additional portion of Permitted Annual Revenue (RAP) in accordance with a methodology specified in the Proret – Tariff Regulation Procedures.

Under the Proret, the revenue established in the Resolutions is payable to the transmission concessionaires as from the date of start of commercial operation of the facilities. In the periods between tariff reviews, the revenues associated with the improvements and upgrades of facilities are provisional. They are then ultimately determined in the review immediately subsequent to the start of commercial operation of the facilities; this review then has effect starting the date when commercial operations begin. At December 31, 2017, the receivable amounts to R$ 548.

1.3)	Generation – Residual value financial asset

Plants operated under the ‘Quotas’ regime as from January 1, 2016

Starting August 2013, various concession contracts under the Concession Contract 007/1997 started expiring. Upon expiration of the concession contract, Cemig GT has a right to receive an amount corresponding to the residual value of the infrastructure asses, as specified in such concession contract. The financial asset balance corresponding to such amounts, amounted to R$ 816 at December 31, 2017 (R$ 547 on December 31, 2016).

Generation plant	Concession expiration date	Installed capacity (MW)	Net balance of assets based on historical cost	Net balance of assets based on fair value (replacement cost)
Lot D:
Três Marias Hydroelectric Plant	July 2015	396	71	413
Salto Grande Hydroelectric Plant	July 2015	102	11	39
Itutinga Hydroelectric Plant	July 2015	52	4	7
Camargos Hydroelectric Plant	July 2015	46	8	23
Piau Small Hydroelectric Plant	July 2015	18.01	2	9
Gafanhoto Small Hydroelectric Plant	July 2015	14	1	10
Peti Small Hydroelectric Plant	July 2015	9.4	1	8
Dona Rita Small Hydroelectric Plant	Sep. 2013	2.41	1	1
Tronqueiras Small Hydroelectric Plant	July 2015	8.5	2	12
Joasal Small Hydroelectric Plant	July 2015	8.4	1	8
Martins Small Hydroelectric Plant	July 2015	7.7	2	4
Cajuru Small Hydroelectric Plant	July 2015	7.2	4	4
Paciência Small Hydroelectric Plant	July 2015	4.08	1	4
Marmelos Small Hydroelectric Plant	July 2015	4	1	4
Others:
Volta Grande Hydroelectric Plant	Feb. 2017	380	26	70
Miranda Hydroelectric Plant	Dec. 2016	408	26	23
Jaguara Hydroelectric Plant	Aug. 2013	424	40	174
São Simão Hydroelectric Plant	Jan. 2015	1,710	2	3

		3,601.70	204	816

As stated in Aneel Normative Resolution 615/2014, the valuation reports that support the amounts to be received by the Company in relation to the residual value of the plants, previously operated by Cemig GT, that were included in Lot D and for the Volta Grande plant have submitted to the regulator. The Company do not expect any losses in the realization of these amounts.

On December 31, 2017, investments made after the Jaguara, São Simão and Miranda plants came into operation, in the amounts of R$ 174, R$ 3 and R$ 23 respectively, are classified as concession financial assets, and the determination of the final amounts to be paid to the Company are in a process of discussion with the regulator. Management does not expect any losses in realization of these amounts.

Miranda and São Simão plants

In accordance with the Mining and Energy Ministry Order 291, of August 3, 2017, the amounts of the basic project of the plants were transferred to the account residual value financial assets and monetary adjusted, as shown below:

Plant	Concession termination date	Residual value of assets on 2017 based on historical cost	Residual value of assets on 2017 based on fair value (replacement cost)	Residual value of assets of basic project, based on replacement cost at December 31, 2017 (A)	Adjustment (1) (B)	Amounts based on MME Order 291 (A)+(B)	Monetary adjustment (C)	Residual value of assets of basic project, at 2017 (A)+(B)+(C)
Miranda	Dec. 2016	751	632	610	174	784	25	809
São Simão	Jan. 2015	63	206	203	41	244	31	275

		814	838	813	215	1,028	56	1,084

(1)	Adjustment of the residual value of the São Simão and Miranda plant, as per MME Order 291/17, which together with monetary adjustment of R$ 56 corresponds to a total adjustment of R$ 271.

Further details are in Note 4.

1.3)	Concession grant fee – Generation concessions

In June 2016, the Concession Contracts 08 to 16/2016, relating to 18 hydroelectric plants of Lot D of Aneel Auction 12/2015, won by Cemig GT, were transferred to the related specific-purpose entities (SPEs), wholly-owned subsidiaries of Cemig GT, as follows:

SPE	Plants	2016	Monetary updating	Amounts received	2017
Cemig Geração Três Marias S.A.	Três Marias	1,283	172	(125)	1,330
Cemig Geração Salto Grande S.A.	Salto Grande	403	54	(40)	417
Cemig Geração Itutinga S.A.	Itutinga	150	23	(17)	156
Cemig Geração Camargos S.A.	Camargos	112	17	(13)	116
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência, Piau	147	23	(18)	152
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade, Tronqueiras	99	17	(13)	103
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto, Martins	60	11	(8)	63

Total		2,254	317	(234)	2,337

SPE	Plants	Balances transferred on May 31, 2016	Monetary updating	Amounts received	2016
Cemig Geração Três Marias S.A.	Três Marias	1,260	192	(169)	1,283
Cemig Geração Salto Grande S.A.	Salto Grande	396	60	(53)	403
Cemig Geração Itutinga S.A.	Itutinga	148	25	(23)	150
Cemig Geração Camargos S.A.	Camargos	110	18	(16)	112
Cemig Geração Sul S.A.	Coronel Domiciano, Joasal, Marmelos, Paciência, Piau	145	26	(24)	147
Cemig Geração Leste S.A.	Dona Rita, Ervália, Neblina, Peti, Sinceridade. Tronqueiras	98	19	(18)	99
Cemig Geração Oeste S.A.	Cajurú, Gafanhoto, Martins	59	12	(11)	60

Total		2,216	352	(314)	2,254

Cemig GT’s paid a concession fee for a 30-year concession contract related to 18 hydroelectric plants for an amount of R$ 2,216. Of this fee, 65% was paid on January 4, 2016, and the remaining 35% (initially R$ 776) was paid on July 1, 2016 (updated by the Selic rate to a total payment of R$ 828). The amount of the concession fee was recognized as a financial asset, as Cemig GT has an unconditional right to receive the amount paid, updated by the IPCA Index and remuneratory interest, during the period of the concession.

In 2016, all of the output of the plants was sold in the Regulated Market (ACR) under the Physical Guarantee Quotas system. Starting in 2017, 70% of the energy produced by these plants was sold in the Regulated Market and 30% in the Free Market (ACL).

2)	Account for compensation of variation of portion A items (CVA) and Other financial components

The Amendment that extended the period of the concession of Cemig D guarantees that, in the event of termination of the concession contract, for any reason, the remaining balances (assets and liabilities) of any shortfall in payment or reimbursement through the tariff must also be included payable to Cemig D by the grantor. The balances on (i) the CVA (Compensation for Variation of Portion A items) Account, (ii) the account for Neutrality of Sector Charges, and (iii) Other financial components in the tariff calculation, refer to the positive and negative differences between the estimate of the Company’s non-manageable costs and the payments actually made.

The variations are subject to monetary adjustment using the Selic rate and considered in the subsequent tariff adjustments.

The balances of these financial assets and liabilities are shown below. It should be noted that in the balance sheet amounts are presented net, in assets or liabilities, in accordance with the tariff adjustments approved or to be approved:

	2017			2016
Balance sheet	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total
Assets	382	2,331	2,713	1,444	925	2,369
Current assets	382	1,379	1,761	1,444	547	1,991
Non-current assets	—	952	952	—	378	378
Liabilities	(797)	(1,962)	(2,759)	(1,046)	(1,730)	(2,776)
Current liabilities	(797)	(1,221)	(2,018)	(1,046)	(1,029)	(2,075)
Non-current liabilities	—	(741)	(741)	—	(701)	(701)

Total current, net	(415)	158	(257)	398	(482)	(84)

Total non-current, net	—	211	211	—	(323)	(323)

Total, net	(415)	369	(46)	398	(805)	(407)

	2017			2016
Financial components	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total	Amounts ratified by Aneel in the last tariff adjustment	Amounts to be ratified by Aneel in the next tariff adjustments	Total
Items of ‘Portion A’
Energy Development Account (CDE) quota	(154)	(90)	(244)	203	(245)	(42)
Tariff for use of transmission facilities of grid participants	9	24	33	2	8	10
Tariff for transport of Itaipu supply	2	2	4	6	4	10
Alternative power source program (Proinfa)	(5)	1	(4)	13	4	17
ESS/EER System Service/Energy Charges (1)	(40)	(587)	(627)	(55)	(189)	(244)
Electricity bought for resale (2)	(91)	1,327	1,236	423	(79)	344
Other financial components
Overcontracting of supply	8	(211)	(203)	(104)	(56)	(160)
Neutrality of Portion A	(30)	73	43	77	(76)	1
Other financial items	(112)		(112)	(167)	(162)	(329)
Tariff Flag balances (3)		(134)	(134)		(14)	(14)
Excess demand and reactive power (4)	(2)	(36)	(38)

TOTAL	(415)	369	(46)	398	(805)	(407)

(1)	Due to the great increase in the costs of hydrology risk, as from July 2017, the regulator amended the rules for pass-through of the excess on the Energy Reserve Account (Conta de Energia de Reserva, or Coner), to relieve the cash pressure of the distributors. Cemig D received approximately R$ 254 from Coner, not included in the tariff coverage, directly impacting the CVA amount of the ESS/EER to be returned to the customer.
(2)	Due to unfavorable hydrology condition since July 2017, there has been less hydroelectric generation and as a result more dispatching of thermal plants, increasing the spot price (PLD), and affecting the level of reduction of the physical power offtake guarantee of the hydroelectric plants. For the distributors, this results in higher costs of CCEAR (Regulated Market) contracts with thermal plants, and higher hydrology risk costs for the Itaipu plants, for those that trade power supply under Physical Guarantee Quotas, and for those that sold CCEARs and renegotiated the hydrology risk. In view of these factors, the difference from the cost taken into account in setting the tariff is greater, resulting in an increase in the deferred asset related to purchase of power supply on December 31, 2017.
(3)	Billing arising from the ‘Flag’ Tariff System not yet homologated by Aneel.
(4)	Under Proret 2.1A, from this point onward amounts of excess of demand and excess of reactive power were appropriated to sector financial liabilities, and will be amortized only at the time of homologation of the 5th periodic tariff review cycle.

Changes in balances of financial assets and liabilities:

Balance on December 31, 2014	1,107
Additions	2,285
Amortization	(581)
Receipt of funds from the ACR Account and from the Centralizing Account for Funds from the Tariff Flag System—CCRBT	(1,529)
Updating – Selic rate	68

Balance on December 31, 2015	1,350
Net constitution of financial liabilities	(858)
Amortization	(597)
Payments from the Flag Tariff Centralizing Account	(341)
Transfer (1)	(165)
Updating – Selic rate (2)	204

Balance at December 31, 2016	(407)
Additions	811
Amortization	177
Payments from the Flag Tariff Centralizing Account	(586)
Updating – Selic rate	(41)

Balance on December 31, 2017	(46)

(1)	The financial component constituted to be passed through to the tariff at the next tariff adjustment, arising from court decisions (injunctions/provisional remedy) in court actions challenging part of the amount of the CDE (Energy Development Account) charge, was reclassified to Credits owed by Eletrobras, and will be amortized with counterpart in deductions from the monthly CDE charges to be paid to Eletrobras, as per a Dispatch issued by Aneel in 2016.
(2)	Include a complementary amount relating to homologation of the CVA by Aneel which took place in May 2016.

Payments from the Flag Tariff Centralizing Account

The ‘Flag Account’ (Conta Centralizadora de Recursos de Bandeiras Tarifárias – CCRBT or ‘Conta Bandeira’) manages the funds that are collected from captive customers of distribution concession and permission holders operating in the national grid, and are paid, on behalf of the CDE, directly to the Flag Account. The resulting funds are passed through by the Wholesale Trading Chamber (CCEE) to distribution agents, based on the difference between the realized amounts of costs of thermal generation and the exposure to short term market prices, and the amount covered by the tariff in force.

Pass-throughs of funds from the Flag Account in 2017 totaled R$ 586 (R$ 341 in 2016 and R$ 1,124 in 2015) and were recognized as a partial realization of the CVA receivable previously constituted.

The amount referred to above includes the receipt of the ‘Flag’ tariff amounts for December 2016, totaling R$ 3, which was posted in sector Financial liabilities only in January 2017 when approved by the regulator. The remaining balance of R$ 583 refers to the period January through November 2017.